Related Parties - Summary of Significant Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
BBVA
Disclosure of transactions between related parties [line items]
Finance costs	€ 35	€ 36
Receipt of services	2	5
Purchase of goods	0	0
Other expenses	7	1
Total costs	44	42
Finance income	28	22
Contracts of management	1	1
Dividends received	11	15
Services rendered	38	40
Sale of goods	4	3
Other income	0	11
Total revenue	82	92
Finance arrangements: loans and capital contributions (borrower)	1,038	396
Finance arrangements: loans and capital contributions (lender)	0	0
Guarantees	222	314
Commitments	0	0
Finance arrangements: loans and capital contributions (lessee)	1,209	244
Dividends paid	128	243
Factoring operations	€ 0	€ 533
Significant shareholder stake of the Company	0.66%	0.67%
La Caixa
Disclosure of transactions between related parties [line items]
Finance costs	€ 5	€ 2
Receipt of services	9	4
Purchase of goods	56	65
Other expenses	0	0
Total costs	70	71
Finance income	0	0
Contracts of management	0	0
Services rendered	71	66
Sale of goods	43	42
Other income	0	0
Total revenue	114	108
Finance arrangements: loans and capital contributions (borrower)	292	45
Finance arrangements: loans and capital contributions (lender)	14	10
Guarantees	51	50
Commitments	85	84
Finance arrangements: loans and capital contributions (lessee)	414	203
Dividends paid	104	185
Factoring operations	€ 250	€ 250